Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Included in the 2011 balances are loans acquired from North Penn, as of the acquisition date, as follows
(in thousands):

Real Estate
Residential	$36,221
Commercial	70,789
Construction	358
Commercial	10,499
Consumer	1,831
Total loans	$119,698

    Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	2011		2010
	(In Thousands)
Real Estate:
Residential	$148,148	32.3%	$124,562	34.9%
Commercial	262,476	57.3	184,094	51.5
Construction	11,087	2.4	12,638	3.5
Commercial	22,684	5.0	22,386	6.3
Consumer	13,934	3.0	13,668	3.8
Total Loans	458,329	100.0%	357,348	100.0%
Deferred fees, net	(422)		(493)
Allowance for loan losses	(5,458)		5,616
Loans receivable, net	$452,449		$351,239

Purchased loans acquired in a business combination are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses.

Upon acquisition, the Company evaluated whether each acquired loan (regardless of size) was within the scope of ASC 310-30, Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality.  Purchased credit-impaired loans are loans that have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments. There were no material increases or decreases in the expected cash flows of these loans between May 31, 2011 (the "acquisition date") and December 31, 2011.  The fair value of purchased credit-impaired loans, on the acquisition date, was determined, primarily based on the fair value of loan collateral. The carrying value of purchased loans acquired with deteriorated credit quality was $1.3 million at December 31, 2011.

On the acquisition date, the preliminary estimate of the unpaid principal balance for all loans evidencing credit impairment acquired in the North Penn acquisition was $1.9 million and the estimated fair value of the loans was $1.5 million. Total contractually required payments on these loans, including interest, at the acquisition date was $3.6 million. However, the Company's preliminary estimate of expected cash flows was $1.9 million. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $1.7 million relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $329,000 on the acquisition date relating to these impaired loans.

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the North Penn acquisition as of May 31, 2011:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31, 2011:

(In thousands)
Balance at beginning of period	$329
Accretion	(67)
Reclassification and other	(91)
Balance at end of period	$171

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	May 31, 2011	December 31, 2011
	Acquired Loans with Specific Evidence of Deterioration in Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration in Credit Quality (ASC 310-30)
Outstanding Balance	$1,936	$1,412
Carrying Amount	$1,552	$1,241

       There has been no allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of May 31, 2011 as well as those acquired without specific evidence of deterioration in credit quality as of December 31, 2011.  In addition, there has been no allowance for loan losses reversed.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  Said system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider.  Such concessions include the reduction of interest rates, deferments of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.  TDR loans that are in compliance with their modified terms and that yield a market rate may be removed from the TDR status after a period of performance.

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2011			(In thousands)

Individually evaluated for impairment	$-	$11,786	$-	$598	$-	$12,384
Loans acquired with deteriorated credit quality	343	903	-	-	-	1,246
Collectively evaluated for impairment	147,805	249,787	11,087	22,086	13,934	444,699

Total Loans	$148,148	$262,476	$11,087	$22,684	$13,934	$458,329

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2010			(In thousands)

Individually evaluated for impairment	$-	$14,239	$-	$513	$-	$14,752
Collectively evaluated for impairment	124,562	169,855	12,638	21,873	13,668	342,596

Total Loans	$124,562	$184,094	$12,638	$22,386	$13,668	$357,348

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.  Also presented are the average recorded investments in the impaired loans and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

	Recorded Investment	Unpaid Principal Balance	Associated Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011 With no related allowance recorded:	(In thousands)
Real Estate Loans
Residential	$343	$385	$-	$245	$7
Commercial	5,866	5,995	-	5,372	340
Commercial Loans	598	598	-	496	10
Subtotal	6,807	6,978	-	6,113	357
With an allowance recorded:
Real Estate Loans
Commercial	6,823	6,823	1,231	9,670	204
Subtotal	6,823	6,823	1,231	9,670	204
Total:
Real Estate Loans
Residential	343	385	-	245	7
Commercial	12,689	12,818	-	15,042	544
Commercial Loans	598	598	-	496	10
Total Impaired Loans	$13,630	$13,801	$1,231	$15,783	$561

	Recorded Investment	Unpaid Principal Balance	Associated Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2010 With no related allowance recorded:	(In thousands)
Real Estate Loans
Commercial	$5,598	$5,598	$-	$5,088	$266
Commercial Loans	513	513	-	115	-
Subtotal	6,111	6,111	-	5,203	266
With an allowance recorded:
Real Estate Loans
Commercial	8,641	8,548	1,648	4,734	119
Commercial Loans	-	-	-	159	-
Subtotal	8,641	8,548	1,648	4,893	119
Total:
Real Estate loans
Commercial	14,239	14,146	1,648	9,822	385
Commercial Loans	513	513	-	274	-
Total Impaired Loans	$14,752	$14,659	$1,648	$10,096	$385

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2011, troubled debt restructured loans totaled $7.2 million and resulted in specific reserves of $1.2 million.  During 2011, there were no new loans identified as troubled debt restructurings.  As of December 31, 2010, troubled debt restructured loans totaled $7.6 million and resulted in specific reserves of $1.5 million.  During 2011, there were no loan modifications classified as troubled debt restructurings.

Management uses a seven point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first three categories are considered not criticized, and are aggregated as "Pass" rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are evaluated for proper classification.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as non performance, repossession, or death occurs to raise awareness of a possible credit event.  The Company's Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $500,000 and over to assign or re-affirm risk ratings.  Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2011 and December 31, 2010 (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2011
Commercial real estate loans	$237,407	$11,009	$14,060	$-	$-	$262,476
Commercial loans	21,598	427	659	-	-	22,684
Total	$259,005	$11,436	$14,719	$-	$-	$285,160

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2010
Commercial real estate loans	$165,226	$1,780	$17,088	$-	$-	$184,094
Commercial loans	21,759	75	552	-	-	22,386
Total	$186,985	$1,855	$17,640	$-	$-	$206,480

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits.  The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2011 and December 31, 2010 (in thousands):

December 31, 2011	Performing	Nonperforming	Total

Residential real estate loans	$145,061	$3,087	$148,148
Construction	11,087	-	$11,087
Consumer loans	13,934	-	$13,934
Total	$170,082	$3,087	$173,169

December 31, 2010	Performing	Nonperforming	Total

Residential real estate loans	$123,623	$939	$124,562
Construction	12,638	-	$12,638
Consumer loans	13,668	-	$13,668
Total	$149,929	$939	$150,868

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2011 and December 31, 2010 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2011
Real Estate loans
Residential	$143,550	$160	$1,351	$-	$3,087	$4,598	$148,148
Construction	10,532	-	555	-	-	555	11,087
Commercial	255,613	1,015	1,524	-	4,324	6,863	262,476
Commercial loans	22,086	194	-	-	404	598	22,684
Consumer loans	13,835	89	10	-	-	99	13,934
Total	$445,616	$1,458	$3,440	$-	$7,815	$12,713	$458,329
	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2010
Real Estate loans
Residential	$123,177	$407	$-	$39	$939	$1,385	$124,562
Construction	12,622	16	-	-	-	16	12,638
Commercial	176,981	3,047	1,478	-	2,588	7,113	184,094
Commercial loans	21,858	15	-	-	513	528	22,386
Consumer loans	13,642	24	2	-	-	26	13,668
Total	$348,280	$3,509	$1,480	$39	$4,040	$9,068	$357,348

The following table presents changes in the allowance for loan losses:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Allowance balance at beginning of period	$5,616	$5,453	$4,233
Charge-offs:
Commercial	(2)	(85)	(17)
Real Estate	(1,735)	(699)	(358)
Consumer	(109)	(82)	(139)
Total	(1,846)	(866)	(514)
Recoveries:
Commercial	5	—	11
Real Estate	51	2	4
Consumer	57	27	34
Total	113	29	49
Provision expense	1,575	1,000	1,685
Allowance balance at end of period	$5,458	$5,616	$5,453

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(in thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total

Beginning balance, December 31, 2010	$1,167	$3,976	$110	$171	$192	$5,616
Charge Offs	(482)	(1,253)	-	(2)	(109)	(1,846)
Recoveries	44	7	-	5	57	113
Provision Expense	528	1,108	(38)	(27)	4	1,575
Ending balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Ending balance individually evaluated for impairment	$-	$1,231	$-	$-	$-	$1,322
Ending balance collectively evaluated for impairment	$1,257	$2,607	$72	$147	$144	$4,227

	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total

December 31, 2010 Allowance for loan losses:

Ending Balance	$1,167	$3,976	$110	$171	$192	$5,616
Ending balance individually evaluated for impairment	$-	$1,648	$-	$-	$-	$1,648
Ending balance collectively evaluated for impairment	$1,167	$2,328	$110	$171	$192	$3,968

The recorded investment in impaired loans, not requiring an allowance for loan losses was $6,807,000 (net of charge-offs against the allowance for loan losses of $698,000) and $6,111,000 (net of charge-offs against the allowance for loan losses of $220,000) at December 31, 2011 and 2010, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $6,823,000 (net of a charge-off against the allowance for loan losses of $0) and $8,641,000 (net of a charge-off against the allowance for loan losses of $480,000) at December 31, 2011 and 2010, respectively. The specific reserve related to impaired loans was $1,231,000 for 2011 and $1,648,000 for 2010. For the years ended December 31, 2011, 2010 and 2009, the average recorded investment in these impaired loans was $15,783,000, $10,096,000 and $3,585,000 and the interest income recognized on these impaired loans was $561,000, $385,000 and $139,000, respectively.

Loans on which the accrual of interest has been discontinued amounted to $7,815,000 and $4,040,000 at December 31, 2011 and 2010, respectively. Loan balances past due 90 days or more and still accruing interest, but which management expects will eventually be paid in full, amounted to $0 and $39,000 at December 31, 2011 and 2010, respectively. Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $535,000, $339,000 and $188,000 for 2011, 2010 and 2009, respectively.

The Company's primary business activity is with customers located in northeastern Pennsylvania. Accordingly, the Company has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. The Company does not have any significant concentrations to any one customer.

As of December 31, 2011 and 2010, the Company considered its concentration of credit risk to be acceptable.  The two highest concentrations are in the hospitality lodging industry and builders/contractors, with loans outstanding of $44.8 million, or 51.2% of bank capital, to the hospitality lodging industry and $12.9 million, or 14.9% of bank capital to builders/contractors.  In 2011, the Company recorded a charge-off of $948,000 on one motel loan that was considered impaired and subsequently obtained possession of the property and transferred the loan to foreclosed real estate.

Gross realized gains and gross realized losses on sales of residential mortgage loans were $241,000 and $21,000, respectively, in 2011 compared to $247,000 and $13,000, respectively, in 2010 and $309,000 and $6,000, respectively, in 2009.  The proceeds from the sales of residential mortgage loans totaled $8.9 million, $12.8 million and $21.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.